Data Compare Summary (Total)
Run Date - 9/28/2023 3:34:36 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Term	0	2,551	0.00%	3,636
Amortization Type	0	2,551	0.00%	3,636
Appraised Value	0	2	0.00%	3,636
Borrower Birth Date	0	1	0.00%	3,636
Borrower First Name	20	1,085	1.84%	3,636
Borrower Last Name	14	1,085	1.29%	3,636
Borrower Middle Name	0	1	0.00%	3,636
Borrower Qualifying FICO	3	1,871	0.16%	3,636
Borrower SSN	0	1,083	0.00%	3,636
City	1	1,085	0.09%	3,636
Coborrower Experian Fico	190	270	70.37%	3,636
Coborrower First Name	3	175	1.71%	3,636
Coborrower Last Name	4	175	2.29%	3,636
Coborrower Qualifying FICO	2	785	0.25%	3,636
Coborrower SSN	1	174	0.57%	3,636
First Payment Date	0	1,081	0.00%	3,636
Investor: Qualifying Total Debt Ratio	119	3,634	3.27%	3,636
Lien Position	0	3	0.00%	3,636
LTV Valuation Value	8	1,081	0.74%	3,636
Margin	3	3	100.00%	3,636
MERS Min Number	637	1,083	58.82%	3,636
Note Date	0	580	0.00%	3,636
Occupancy	0	3,634	0.00%	3,636
Original CLTV	37	3,636	1.02%	3,636
Original HCLTV	0	2	0.00%	3,636
Original Interest Rate	0	1,085	0.00%	3,636
Original Loan Amount	0	1,085	0.00%	3,636
Original LTV	1,052	3,636	28.93%	3,636
Original P&I	4	1,080	0.37%	3,636
Original Term	0	1,083	0.00%	3,636
Origination Channel	0	1	0.00%	3,636
Originator Application Date	388	1,082	35.86%	3,636
Originator Loan Designation	0	2	0.00%	3,636
Property Type	41	3,634	1.13%	3,636
Purpose	1	2,552	0.04%	3,636
Refi Purpose	0	706	0.00%	3,636
Representative FICO	129	1,763	7.32%	3,636
State	0	1,085	0.00%	3,636
Street	4	1,085	0.37%	3,636
Zip	3	3,636	0.08%	3,636
Total	2,664	51,146	5.21%	3,636